Summary of Significant Accounting Policies - Property, Plant and Equipment (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Plant and machinery | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)	3 years	3 years
Plant and machinery | Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)	10 years	10 years
Building and Building Improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)	15 years	15 years
Building and Building Improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)	40 years	40 years